Other Income - Net	12 Months Ended
Dec. 31, 2012
Other Income - Net
11.	Other Income - Net

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Volatile organic compound emissions plant lease income (note 9)	1,259	3,093	4,978
Miscellaneous	277	588	1,832

Other income - net	1,536	3,681	6,810